Liabilities (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Current Portion	$ 0		$ 35,000
Deferred Royalty Liability
Statement [Line Items]
Balance, Beginning	131,000
Accretion	22,000			$ 24
Advance Royalty Payment	(35,000)			(35)
Sale of investment	(118,000)
Balance, Ending		$ 0		$ 131
Current Portion	0
Long Term Portion	$ 0